Income and Expenses - Schedule of Group Reportable Losses Maturity (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturity Of Group Reportable Losses [Line Items]
Total	SFr 233,840	SFr 170,443	SFr 88,938
2025
Maturity Of Group Reportable Losses [Line Items]
Total	16,733	16,733	16,733
2026
Maturity Of Group Reportable Losses [Line Items]
Total	13,113	13,113	13,113
2027
Maturity Of Group Reportable Losses [Line Items]
Total	12,437	12,437	12,437
2028
Maturity Of Group Reportable Losses [Line Items]
Total	14,865	14,865	14,865
2029
Maturity Of Group Reportable Losses [Line Items]
Total	31,786	31,786	SFr 31,790
2030
Maturity Of Group Reportable Losses [Line Items]
Total	81,509	SFr 81,509
2031
Maturity Of Group Reportable Losses [Line Items]
Total	SFr 63,397